STOCK OPTION RESERVE (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Terms Stock Option Reserve Explanatory

	Years Ended March 31,
	2022		2021
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of year	$11,468	$7,977	$10,618	$58
Share-based compensation expense	191	8,951	850	7,977
Expiration of unexercised stock options	–	–	–	(58)
Balance, end of year	$11,659	$16,928	$11,468	$7,977

Schedule of fair value of these stock options on the date of grant and black-scholes option pricing model

Assumption	Vested Options
Grant Date	November 28, 2016
Risk free interest rate	2.6%
Expected dividend	Nil 0
Expected volatility	80%
Expected life	1.3 years
Fair value of iOx stock	US$4,630.35

Following are the weighted average assumptions used in connection with the January 13, 2021 option grant, with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Vested Options	Unvested Options
Risk free interest rate	0.48%	0.48%
Expected dividend	Nil 0	Nil 0
Expected volatility	139%	144%
Expected life	5.5 years	6.0 years
Fair value of Portage stock	US$16.66	US$17.11

Following are the weighted average assumptions used in connection with the January 19, 2022 option grant, with respect to the

Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	1.09%
Expected dividend	Nil 0
Expected volatility	116%
Expected life	6.2 years
Fair value of Portage stock	US$8.74

Following are the weighted average assumptions used in connection with the February 15, 2022 option grant, with respect to the

Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	1.99%
Expected dividend	Nil 0
Expected volatility	111%
Expected life	6.0 years
Fair value of Portage stock	US$7.20

Schedule of outstanding stock options

	PBI Amended and Restated 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	Years Ended March 31,		Years Ended March 31,		Years Ended March 31,
	2022	2021	2022	2021	2022	2021
Balance, beginning of year	868,000	–	–	2,980	1,924	2,599
Granted	343,400	868,000	–	–	–	–
Expired or forfeited	(60,000)	–	–	(2,980)	(649)	(675)
Balance, end of year	1,151,400	868,000	–	–	1,275	1,924
Exercisable, end of year	405,997	116,666	–	–	1,275	1,604

Schedule of weighted average exercise price and the remaining contractual life

	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
	As of March 31,		As of March 31,
	2022	2021	2022	2021
Weighted average exercise price	$15.47	$17.75	$157.60	$165.20
Weighted average remaining contractual life (in years)	9.10	9.79	0.05	0.95